Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	3,672
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.5
Share-based awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,518
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	480
Incentive Share Unit (ISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	195
Adjustable Performance Plan awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,169
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	258
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	52